Unrecognized Tax Benefit (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Additions based on tax positions related to the current year	$ 337
Additions for tax positions of prior years	70
Balance at end of year	$ 407